REGULATORY CAPITAL (Schedule of Compliance with Regulatory Capital Requirements) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Parent Company [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 34,712	$ 33,688
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	18,815	17,131
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 15,052	$ 13,704
Total Capital (to Risk-Weighted Assets) - Actual ratio	18.45%	19.67%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 34,205	$ 33,231
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	15,052	13,704
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 11,289	$ 10,278
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	18.18%	19.40%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	6.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	$ 34,205	$ 33,231
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	17,718	17,427
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 14,174	$ 13,942
Tier I Capital (to Average Total Assets) - Actual ratio	9.65%	9.53%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Parent Company [Member] | Common Stock [Member]
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 34,205	$ 33,231
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	12,229	11,135
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 8,467	$ 7,709
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	18.18%	19.40%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%	6.50%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%	4.50%
West View Savings Bank [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 32,483	$ 31,878
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	18,803	17,120
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 15,042	$ 13,696
Total Capital (to Risk-Weighted Assets) - Actual ratio	17.28%	18.62%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 31,976	$ 31,421
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	15,042	13,696
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 11,281	$ 10,272
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	17.01%	18.35%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	6.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	$ 31,976	$ 31,421
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	17,712	17,422
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 14,170	$ 13,937
Tier I Capital (to Average Total Assets) - Actual ratio	9.03%	9.02%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
West View Savings Bank [Member] | Common Stock [Member]
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 31,976	$ 31,421
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	12,222	11,128
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 8,461	$ 7,704
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	17.01%	18.35%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%	6.50%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%	4.50%